UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

CITIFUNDS TRUST III

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2005

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited)				November 30, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

SHORT-TERM INVESTMENTS - 98.6%
Education - 11.1%
$7,000,000	A-1	+	California EFA Revenue, Stanford University, Series S-4, 2.960%, 12/1/05 (a)	$7,000,000
2,895,000	AA	-	Los Angeles, CA, Union School District, PA 1117, FSA-Insured, 3.060%, 12/1/05 (a)	2,895,000
1,980,000	F-1	+(b)	Poway, CA, University School District GO, PT-1889, MBIA-Insured, 3.060%,
			12/1/05 (a)	1,980,000
1,425,000	A	+	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank, 3.120%,
			12/1/05 (a)	1,425,000
5,000,000	SP-1	+	Sunnyvale, CA, School District, Tax & Revenue Anticipation Notes, 4.000% due 8/24/06	5,042,531
6,540,000	A-1	+	William S Hart, CA, Union High School District COP, School Facilities Bridge Program,
			FSA-Insured, 2.970%, 12/1/05 (a)	6,540,000

			Total Education	24,882,531

Electric - 7.9%
9,850,000	A-1	+	California State Department Water Reservoir Power Supply Revenue, Putters, Series 344,
			AMBAC-Insured, 3.070%, 12/1/05 (a)	9,850,000
7,900,000	A-1	+	Puerto Rico, Electric Power Authority Revenue, MSTC, SGA 43, MBIA-Insured, SPA-
			Societe Generale, 2.950%, 12/7/05 (a)	7,900,000

			Total Electric	17,750,000

Finance - 8.1%
2,500,000	A-1	+	California Infrastructure & Economic Development Bank Revenue, J Paul Getty Trust,
			Series B, 2.250% due 2/2/06 (c)	2,500,000
1,600,000	A-1	+	California State Economic Recovery, Series C-9, LOC-Bank of Nova Scotia, 2.940%,
			12/1/05	1,600,000
2,300,000	A-1	+	Puerto Rico Public Finance Corp., Series 111, AMBAC-Insured, 3.040%, 12/1/05 (a)	2,300,000
10,000,000	SP-1	+	Sacramento County, CA, Tax & Revenue Anticipation Notes, Series A, 4.000% due
			7/10/06	10,086,154
1,715,000	A-1		Virgin Islands Public Finance Authority Revenue, Series PA-1233, FSA-Insured,
			3.060%, 12/1/05 (a)	1,715,000

			Total Finance	18,201,154

General Obligations - 4.9%
2,000,000	A-1	+	California State, GO, Series A-1, LOC-Westdeutsche Landesbank, 3.000%, 12/1/05 (a)	2,000,000
400,000	A-1	+	Irvine Ranch California Water District, GO, LOC-Bank of America, 2.950%, 12/1/05 (a)	400,000
1,900,000	VMIG1	(d)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.040%, 12/1/05 (a)	1,900,000
1,700,000	A-1		Puerto Rico Commonwealth, Government Development Bank, GO, MBIA-Insured, SPA-
			Credit Suisse, 2.850%, 12/7/05 (a)	1,700,000
1,455,000	VMIG1(d)		Puerto Rico Municipal Finance Agency, Floater Certificates, Series 225, FSA-Insured,
			3.040%, 12/1/05 (a)	1,455,000
3,500,000	F-1	+(b)	Rancho Santiago, CA, Community College District, Series 2550, FSA-Insured, SPA-
			Merrill Lynch, 3.060%, 12/1/05 (a)	3,500,000

			Total General Obligations	10,955,000

Hospital - 4.5%
10,000,000	A-1	+	California Health Facilities Finance Authority, Sisters of Charity Health Systems,
			2.950%, 12/7/05 (a)	10,000,000

Housing: Multi-Family - 16.6%
3,580,000	A-1	+	Anaheim, CA, MFH Revenue, Cobblestone Apartments, Series B, FNMA-Collateralized,
			3.080%, 12/1/05 (a)(e)	3,580,000
7,000,000	A-1	+	California Housing Finance Agency Revenue, Series Q, LOC-Bank Of Nova ScotiaTrust
			Co, 3.090%, 12/7/05 (a)(e)	7,000,000

			See Notes to Schedule of Investments.

1

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)				November 30, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Housing: Multi-Family (continued)
$1,400,000	VMIG1	(d)	California Statewide Communities Development Authority\Multifamily Revenue,
			Refunding, Housing, IAC Project, Series W-3, LOC-Wells Fargo Bank NW N.A.,
			3.000%, 12/7/05 (a)(e)	$1,400,000
			California Statewide Community CDA Multifamily Revenue:
4,150,000	A-1	+	Refunding Housing, Foxwood Apartments, Series J, LOC-Well Fargo Bank, 3.050%,
			12/1/05	4,150,000
8,000,000	A-1	+	River Run, Senior Apartments, Project LL, FHLB-Collateralized, 3.080%, 12/1/05 (a) (e)	8,000,000
5,250,000	A-1	+	Village At Hesperia, Series CCC, FNMA-Collateralized, 3.080%, 12/1/05 (a)(e)	5,250,000
5,800,000	A-1	+	Village Green Apartments, Series II, FHLMC-Collateralized, 3.080%, 12/1/05 (a)(e)	5,800,000
2,000,000	A-1	+	Sacramento County, CA, Development Authority, MFH Revenue, Natomas Park
			Apartments, Issue B, FNMA-Collateralized, 3.080%, 12/1/05 (a)(e)	2,000,000

			Total Housing: Multi-Family	37,180,000

Housing: Single Family - 3.5%
3,000,000	A-1	+	California Housing Finance Agency Revenue, Series N, 2.970%, 12/7/05 (a)(e)	3,000,000
4,800,000	VMIG1	(d)	Sacramento County, CA, City Financing Authority Lease Revenue, Series G, AMBAC-
			Insured, 3.070%, 12/1/05 (a)	4,800,000

			Total Housing: Single Family	7,800,000

Industrial Development - 1.8%
2,640,000	F-1	+(b)	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells Fargo Bank,
			3.070%, 12/7/05 (a)(e)	2,640,000
1,305,000	AAA		San Francisco, CA, City & County Redevelopment Agency Lease Revenue, PT-2249,
			AMBAC-Insured, 3.060%, 12/1/05 (a)	1,305,000

			Total Industrial Development	3,945,000

Life Care Systems - 3.3%
5,000,000	A-1	+	Antelope Valley, CA, Health Care District, Series A, LOC-JP Morgan Chase Bank,
			3.040%, 12/1/05 (a)	5,000,000
2,450,000	A-1		California Statewide Community Development Corp., COP, Covenant Retirement
			Communities, LOC-Lasalle National Bank, 2.990%, 12/1/05 (a)	2,450,000

			Total Life Care Systems	7,450,000

Miscellaneous - 10.8%
2,225,000	SP-1	+	California State Revenue Antic Notes, 4.500% due 6/30/06	2,243,921
			Los Angeles, CA:
3,000,000	SP-1	+	TAN, Revenue Anticipation Notes, 4.000% due 6/30/06	3,022,806
3,895,000	A-1	+	Convention & Exhibition Center Authority Lease Revenue, Series F, SPA-JPMorgan
			Chase Bank, AMBAC-Insured, 2.950%, 12/7/05 (a)	3,895,000
12,500,000	SP-1	+	Santa Barbara County, CA, Tax & Revenue Anticipation Notes, Series A, 4.000% due
			7/25/06	12,607,762
2,540,000	A-1	+	Westminster, CA, RDA, Tax Allocation Revenue, Commercial Redevelopment Project
			Number 1, SPA-Landesbank Hessen, AMBAC-Insured, 3.020%, 12/1/05 (a)	2,540,000

			Total Miscellaneous	24,309,489

Transportation - 7.6%
6,200,000	A-1	+	Bay Area Toll Authority\Toll Bridge Revenue, San Francisco Bay Area, Series A,
			AMBAC-Insured, 2.980%, 12/1/05 (a)	6,200,000
7,400,000	A-1		MSTC, Series 2000-102 Certificate, Class A, AMBAC-Insured, 2.950%, 12/7/05 (a)(f)	7,400,000
2,550,000	A-1		Port of Oakland, CA, Series 1192, FGIC-Insured, LIQ-Morgan Stanley, 3.080%, 12/1/05 (a)(e)	2,550,000

			See Notes to Schedule of Investments.

2

CITI CALIFORNIA TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)				November 30, 2005

FACE
AMOUNT	RATING‡		SECURITY	VALUE

Transportation (continued)
$1,000,000	A-1	+	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding, Series C,
			AMBAC-Insured, 3.000%, 12/1/05 (a)	$1,000,000

			Total Transportation	17,150,000

Utility - 1.8%
4,000,000	A-1	+	Adelanto, CA, Public Utility Authority, Utility Systems Project, Series A, AMBAC-
			Insured, SPA-Dexia Credit Local, 3.000%, 12/1/05 (a)	4,000,000

Water and Sewer - 16.7%
3,800,000	A-1	+	Eastern Municipal Water District, California Water & Sewer Revenue COP, Refunding,
			Series B, MBIA-Insured, 2.970%, 12/1/05 (a)	3,800,000
9,000,000	A-1	+	Los Angeles, CA, Waste Water Systems Revenue, Sub-Series B, SPA-FGIC-SPI, FGIC-
			Insured, 2.150% due 12/15/05 (c)	9,000,000
6,000,000	A-1	+	Los Angeles, CA, Water & Power Revenue, Power System, Subseries A-8, 3.040%,
			12/1/05 (a)	6,000,000
3,000,000	A-1	+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147, LOC-Societe
			Generale, MBIA-Insured, PART, 3.000%, 12/7/05 (a)	3,000,000
			Metropolitan Water District of Southern California:
2,985,000	A-1	+	Series C, SPA-Dexia Credit Local, 3.000%, 12/1/05 (a)	2,985,000
3,900,000	A-1	+	Series C-2, SPA-Dexia Credit Local, 3.000%, 12/1/05 (a)	3,900,000
4,800,000	A-1	+	Metropolitan Water District Southern California Waterworks Revenue, Authorization,
			Series B, SPA-Landesbank Hessen, 3.000%, 12/1/05 (a)	4,800,000
3,200,000	A-1	+	Otay, CA, Water District COP, Capital Projects, LOC-Landesbank Hessen, 2.950%,
			12/7/05 (a)	3,200,000
900,000	A-1	+	Puerto Rico Commonwealth, Infrastructure Financing Authority, Series PA-498,
			AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.030%, 12/1/05 (a)	900,000

			Total Water and Sewer	37,585,000

			TOTAL INVESTMENTS - 98.6% (Cost - $221,208,174#)	221,208,174
			Other Assets in Excess of Liabilities - 1.4%	3,089,122

			TOTAL NET ASSETS - 100.0%	$224,297,296

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	Variable rate demand obligations have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Fitch Ratings. All ratings are unaudited.

(c)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.

(d)	Rating by Moody’s Investors Service. All ratings are unaudited.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
AMBAC — Ambac Assurance Corporation
CDA — Community Development Authority
COP — Certificate of Participation
EFA — Educational Facilities Authority
FGIC — Financial Guaranty Insurance Company
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance
GO — General Obligation
IAC — Intergovernmental Advisory Committee
IDR — Industrial Development Revenue
LIQ — Liquidity Facility
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
MSTC — Municipal Securities Trust Certificates
PART — Partnership Structure
RDA — Redevelopment Agency
SPA — Standby Bond Purchase Agreement
SPI — Securities Purchase Inc.
TAN — Tax Anticipation Notes
VRDO — Variable Rate Demand Obligation

See Notes to Schedule of Investments.

3

Short-Term Security Ratings
(unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”), is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of
1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act)
that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: January 27, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: January 27, 2006